InvestorACInstitutionalandClassR [Member] Expense Example - Investor A, C, Institutional and Class R - BlackRock International Select Equity Fund	Jun. 30, 2026 USD ($)
Investor A Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 631
Expense Example, with Redemption, 3 Years	947
Expense Example, with Redemption, 5 Years	1,285
Expense Example, with Redemption, 10 Years	2,237
Investor C Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	288
Expense Example, with Redemption, 3 Years	706
Expense Example, with Redemption, 5 Years	1,252
Expense Example, with Redemption, 10 Years	2,517
Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	87
Expense Example, with Redemption, 3 Years	366
Expense Example, with Redemption, 5 Years	665
Expense Example, with Redemption, 10 Years	1,518
Class R Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	137
Expense Example, with Redemption, 3 Years	563
Expense Example, with Redemption, 5 Years	1,014
Expense Example, with Redemption, 10 Years	$ 2,265